SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and development expenses and Foreign currencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary Of Significant Accounting Policies [Line Items]
Research and development expenses	$ 63,458,798	$ 60,146,506	$ 47,769,773
Cash and cash equivalents	322,599,616	277,660,847	269,057,708
CNY
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 31,423,866	$ 46,426,074	$ 1,606,471